Other revenues and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Financial Income and Expenses
Financial income:

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Income from short-term investments and term deposits and other finance revenue	$177	$850	$1,401
Gain on debt extinguishment (Note 17.1)	247	13,952	—
Change in fair value of derivative financial instruments (Note 17.1)	3,200	3	45,000
Foreign exchange gain	1,166	3,037	4,161
Total financial income	$4,790	$17,842	$50,562
Financial expenses:

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Interest on loans	$9,584	$22,465	$11,140
Interest on lease contracts (see Note 18)	479	321	229
Interest on financing component of revenue contracts (see Notes 21 and 22)	115	69	715
Loss on debt extinguishment (Note 17.1)	—	—	29,348
Interest on supplier payable with extended payment terms	286	142	—
Other bank fees and financial charges	946	731	414
Foreign exchange loss	1,858	2,543	5,271
Total financial expenses	$13,268	$26,271	$47,117

Schedule of Cost of Revenue and Operating Expenses
The tables below present the cost of revenue and operating expenses by nature of expense:

		Year ended December 31,
	Note	2023	2024	2025
		(in thousands)
Included in cost of revenue:
Cost of components		$5,071	$5,846	$7,519
Depreciation and impairment	9	395	289	527
Amortization of intangible assets	10	118	164	170
Wages and benefits		2,059	1,341	1,224
Share-based payment expense	16	131	84	19
Assembly services, royalties and other		1,702	1,368	2,754
		$9,476	$9,092	$12,213

		Year ended December 31,
	Note	2023	2024	2025
		(in thousands)
Included in operating expenses (income) (between gross profit and operating result):
Gain on sale of 4G intangible and tangible assets, net	4	—	(153,129)	$—
Depreciation and impairment	9	$4,082	$2,814	2,197
Amortization of intangible assets	10	7,346	4,145	2,784
Impairment of 5G broadband platform intangible and tangible assets		—	56,633	—
Digital assets impairment losses	11	—	—	67,375
Digital assets losses on sales, net	11	—	—	6,102
Wages and benefits		36,014	39,637	29,642
Share-based payment expense	16	6,973	4,006	2,992
Foreign exchange (gains) losses related to hedges of euro		(180)	(47)	144
Rent, supplies, external services and other, net of capitalization of research and developments costs		(257)	4,147	14,768
		$53,978	$(41,794)	$126,004

		Year ended December 31,
	Note	2023	2024	2025
		(in thousands)
Wages and salaries		$28,863	$31,458	$23,972
Social security costs and other payroll taxes		9,087	9,270	6,895
Other benefits		159	171	112
Pension costs		(36)	79	(113)
Share-based payment expenses	16	7,104	4,090	3,011
Total employee benefits expense		$45,177	$45,068	$33,877

Schedule of Research and Development Expense
The impact of the reduction of research and development expense due to government grants, research tax credit and development costs capitalized was as follows:

	Year ended December 31,
	2023	2024	2025
	(in thousands)
Research and development costs	$53,018	$47,566	$37,018
Research tax credit	(5,374)	(3,821)	(1,714)
Government and other grants	(1,834)	(1,939)	(4,062)
Development costs capitalized (*)	(22,328)	(15,485)	(120)
Amortization of capitalized development costs	2,642	2,206	61
Total research and development expense	$26,124	$28,527	$31,183